FORWARD PURCHASE AGREEMENT (Q1) (Details) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 28, 2023 d $ / shares shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Purchase of forward purchase agreement | $					$ 18,911	$ 0
Proceeds from forward purchase agreement | $		$ 2,400			2,525	0
Loss on the change in fair value of the forward purchase agreement | $			$ 227	$ 0	$ 13,403	$ 0
Forward Purchase Agreement
Derivative [Line Items]
Number of shares available to be purchased (in shares) | shares	2.0
Valuation date	24 months
Trigger event, trading days | d	20
Trigger event, consecutive trading days below $1.00 | d	30
Cash settlement payment date | d	70
Consideration multiplier (in dollars per share) | $ / shares	$ 1.5